TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE
TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE

17. TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE

SHARES OUTSTANDING

The following table presents a rollforward of outstanding shares:

	Preferred Stock
Year Ended December 31, 2011	AIG Series E	AIG Series F	AIG Series C	AIG Series G	Common Stock Issued	Treasury Stock	Outstanding Shares

Shares, beginning of year	400,000	300,000	100,000	-	147,124,067	(6,660,908)	140,463,159
Issuances	-	-	-	20,000	100,799,653	-	100,799,653
Settlement of equity unit stock purchase contracts	-	-	-	-	3,606,417	-	3,606,417
Shares exchanged	(400,000)	(300,000)	(100,000)	-	1,655,037,962	(11,678)	1,655,026,284
Shares repurchased	-	-	-	-	-	(3,074,031)	(3,074,031)
Shares cancelled	-	-	-	(20,000)	-	-	-

Shares, end of year	-	-	-	-	1,906,568,099	(9,746,617)	1,896,821,482

    See Note 1 herein for a discussion of the Recapitalization, the May 2011 Common Stock Offering and Sale and AIG's authorized stock repurchases.

PREFERRED STOCK AND RECAPITALIZATION

    At December 31, 2010, a total of $7.5 billion was outstanding under the Department of the Treasury Commitment (Series F). On January 14, 2011, AIG completed the Recapitalization in which the Series C Preferred Stock, the Series E Preferred Stock and the Series F Preferred Stock were exchanged for AIG Common Stock and the Series G Preferred Stock was issued. In connection with the Recapitalization, AIG repaid all amounts outstanding under the FRBNY Credit Facility. In connection with the May Common Stock Offering (described below under May 2011 Common Stock Offering and Sale), the Series G Preferred Stock was cancelled.

The following table presents the principal Consolidated Balance Sheet line items affected by the Recapitalization on January 14, 2011, further described in Note 1 herein:

	Effect of Recapitalization
Increase (Decrease) (dollars in millions)	Repayment and Termination of FRBNY Credit Facility(a)	Repurchase and Exchange of SPV Preferred Interests		Exchange of Preferred Stock for Common Stock(c)	Total Effect of Recapitalization

Other assets	$(24,297)	$(6,140	)(b)	$-	$(30,437)
Other liabilities	(325)	-		-	(325)
Federal Reserve Bank of New York credit facility	(20,689)	-		-	(20,689)
Redeemable noncontrolling nonvoting, callable, junior preferred interests held by Department of Treasury	-	20,292		-	20,292
AIG shareholders' equity:
Preferred stock
Series C preferred stock	-	-		(23,000)	(23,000)
Series E preferred stock	-	-		(41,605)	(41,605)
Series F preferred stock	-	20,292		(7,378)	(7,378)
		(20,292)
Series G preferred stock; 20,000 shares issued; liquidation value $0(d)	-	-		-	-
Common stock	-	-		4,138	4,138
Additional paid-in capital	-	-		67,845	67,845
Retained Earnings	(3,283)	-		-	(3,283)
Noncontrolling nonvoting, callable, junior and senior preferred interests held by Federal Reserve Bank of New York	-	(26,432)		-	(26,432)
Shares outstanding				1,655,037,962	1,655,037,962

(a)
Repayment and Termination of the FRBNY Credit Facility – Funds held in escrow and included in Other assets from the AIA IPO and the ALICO sale were used to repay the FRBNY Credit Facility. The adjustments to Other assets and Accumulated deficit reflects the write-off of the unamortized portion of the net prepaid commitment fee asset.

(b)
Repurchase and Exchange of SPV Preferred Interests – AIG used remaining net cash proceeds from the AIA IPO and the ALICO sale to pay down a portion of the liquidation preference on the SPV Preferred Interests held by the FRBNY and drew down approximately $20.3 billion under the Department of the Treasury Commitment (Series F) to repurchase the FRBNY's remaining SPV Preferred Interests, which AIG then transferred to the Department of the Treasury as part of the consideration for the exchange of the Series F Preferred Stock.

(c)
Exchange of AIG's Series C, E and F Preferred Stock for AIG Common Stock. The adjustments represent the exchange of Series C Preferred Stock, Series E Preferred Stock, and Series F Preferred Stock for AIG Common Stock. As a result of the Recapitalization, the Department of the Treasury acquired 1,655,037,962 shares of newly issued AIG Common Stock.

(d)
In connection with the May Common Stock Offering, the Series G Preferred Stock was cancelled.

The following table presents a rollforward of preferred stock:

(in millions)	AIG Series E	AIG Series F	AIG Series C	AIG Series D	Total Preferred Stock

Balance, January 1, 2009	$-	$-	$-	$40,000	$40,000
AIG Series C issuance	-	-	23,000	-	23,000
AIG Series D exchange for AIG Series E	41,605	-	-	(40,000)	1,605
AIG Series F drawdown	-	5,344	-	-	5,344
AIG Series F commitment fee	-	(165)	-	-	(165)

Balance, December 31, 2009	$41,605	$5,179	$23,000	$-	$69,784

AIG Series F drawdown	-	2,199	-	-	2,199

Balance, December 31, 2010	$41,605	$7,378	$23,000	$-	$71,983

Shares Exchanged	(41,605)	(7,378)	(23,000)	-	(71,983)

Balance, December 31, 2011	$-	$-	$-	$-	$-

COMMON STOCK

AIG Treasury Stock Retirement

    On November 30, 2009, AIG retired 6,111,158 common shares included in Treasury stock, which had a carrying value of $7.4 billion. These shares were returned to AIG's authorized but unissued common stock. AIG accounted for the retirement by reducing common stock by $15 million and Additional paid-in capital by $7.4 billion.

Dividends

    Following the Recapitalization on January 14, 2011, and pursuant to the terms of the Series G Preferred Stock, AIG was not able to declare or pay any cash dividends on the AIG Common Stock while the Series G Preferred Stock was outstanding. In addition, AIG was unable to pay dividends under the terms of other series of AIG preferred stock that were outstanding from November 2008 through January 14, 2011.

    The Series G Preferred Stock was cancelled in connection with AIG's public offering of AIG Common Stock in May 2011. After the cancellation of the Series G Preferred Stock, there have been no contractual restrictions on AIG's ability to pay dividends.

    Any payment of dividends will require the approval of AIG's Board of Directors (the Board), in its discretion, from funds legally available therefor. The Board may consider AIG's financial position, the performance of its businesses, its consolidated financial condition, results of operations and liquidity, available capital, the existence of investment opportunities and other factors in determining the payment of dividends, if any.

Share Issuances and Repurchases

May 2011 Common Stock Offering and Sale

    On May 27, 2011, AIG and the Department of the Treasury, as the selling shareholder, completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Department of the Treasury sold 200 million shares of AIG Common Stock. AIG did not receive any of the proceeds from the sale of the shares of AIG Common Stock by the Department of the Treasury. Of the net proceeds AIG received from this offering, $550 million was used to fund the Consolidated 2004 Securities Litigation settlement (see Note 16 herein). As required by the Registration Rights Agreement, AIG paid the underwriting discount as well as certain expenses with respect to the shares sold by the Department of the Treasury. The balance of the net proceeds was used for general corporate purposes. As a result of the sale of AIG Common Stock in this offering, the Series G Drawdown Right was terminated, the Series G Preferred Stock was cancelled and the ownership by the Department of the Treasury was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering.

Repurchases

    In November 2011, AIG's Board of Directors authorized the repurchase of shares of AIG Common Stock, with an aggregate purchase amount of up to $1 billion from time to time in the open market, through derivative or automatic purchase contracts or otherwise. This authorization replaces all prior Common Stock repurchase authorizations.

    AIG repurchased a total of 3,074,031 shares of AIG Common Stock for approximately $70 million in 2011. The timing of additional repurchases will depend on market conditions, AIG's financial condition, results of operations, liquidity, rating agency considerations and other factors.

Equity Units

    In May 2008, AIG sold 78.4 million equity units (the Equity Units) at a price per unit of $75 for gross proceeds of $5.88 billion. The Equity Units included a stock purchase contract obligating the holder of an Equity Unit to purchase, and obligating AIG to sell, a variable number of shares of AIG Common Stock for $25 in cash.

    AIG was obligated to pay quarterly contract adjustment payments to the holders of the stock purchase contracts under the Equity Units, at an initial annual rate of 2.71 percent applied to the stated amount. The present value of the contract adjustment payments, $431 million, was recognized at inception as a liability (a component of Other liabilities), and was recorded as a reduction to Additional paid-in capital.

    In addition to the stock purchase contracts, as part of the Equity Units, AIG issued $1.96 billion of each of the Series B-1, B-2 and B-3 junior subordinated debentures, which initially paid interest at rates of 5.67 percent, 5.82 percent and 5.89 percent, respectively.

    The junior subordinated debentures were recorded as Other long-term debt in the Consolidated Balance Sheet. The principal amount owed by AIG on the subordinated debentures was equal to the amount owed to AIG under the related stock purchase contract.

    On November 23, 2010, AIG commenced an offer to exchange up to 74,480,000 of its Equity Units for consideration per Equity Unit equal to 0.09867 share of AIG Common Stock plus $3.2702 in cash (the Exchange Offer). The stock and cash received was the result of netting payments from two separate transactions, a repurchase of the subordinated debentures and a cancellation of the stock purchase contracts.

    On November 29, 2010, holders of 49,474,600 Equity Units accepted the Exchange Offer and their units were tendered in exchange for 4,881,667 shares of AIG Common Stock and $162 million in cash. Following the completion of the exchange offer, a total of 28,925,400 Equity Units remained outstanding. The execution of the Exchange Offer resulted in a loss on the extinguishment of the subordinated debentures of approximately $104 million and an increase to equity of approximately $3.7 billion.

    In 2011, AIG remarketed the three series of debentures included in the Equity Units. AIG purchased and retired all of the Series B-1, B-2 and B-3 Debentures representing $2.2 billion in aggregate principal and as a result, no Series B-1, B-2 or B-3 Debentures remain outstanding. As of December 31, 2011, AIG had issued approximately 1.8 billion shares of AIG Common Stock in connection with the settlement of the stock purchase contracts underlying its Equity Units.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents a rollforward of Accumulated other comprehensive income (loss):

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Investments on Which Other-Than- Temporary Credit Impairments Were Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Foreign Currency Translation Adjustments	Net Derivative Gains (Losses) Arising from Cash Flow Hedging Activities	Change in Retirement Plan Liabilities Adjustment	Total

Balance, January 1, 2009, net of tax	$-	$(4,452)	$(187)	$(191)	$(1,498)	$(6,328)
Cumulative effect of change in accounting principle, net of tax(a)	(2,537)	(7,242)	(198)	-	-	(9,977)
Adjustment on April 1, 2009(b)	(599)	599	-	-	-	-

Change in unrealized appreciation of investments	2,392	30,829	-	-	-	33,221
Change in deferred acquisition costs adjustment and other	(345)	(3,016)	-	-	-	(3,361)
Change in foreign currency translation adjustments	-	-	2,858	-	-	2,858
Change in net derivative losses arising from cash flow hedging activities	-	-	-	95	-	95
Net actuarial gain	-	-	-	-	197	197
Prior service credit	-	-	-	-	(29)	(29)
Change attributable to divestitures and deconsolidations	1	896	(679)	-	202	420
Deferred tax liability	(724)	(10,088)	(742)	(32)	(16)	(11,602)

Total other comprehensive income	1,324	18,621	1,437	63	354	21,799
Noncontrolling interests	(2)	280	110	-	-	388

Balance, December 31, 2009, net of tax	$(1,810)	$7,246	$942	$(128)	$(1,144)	$5,106

Cumulative effect of change in accounting principle, net of tax(c)	(76)	(269)	-	-	-	(345)

Change in unrealized appreciation of investments	2,645	7,265	-	-	-	9,910
Change in deferred acquisition costs adjustment and other	(166)	(491)	-	-	-	(657)
Change in foreign currency translation adjustments	-	-	654	-	-	654
Change in net derivative losses arising from cash flow hedging activities	-	-	-	105	-	105
Net actuarial loss	-	-	-	-	(1)	(1)
Prior service credit	-	-	-	-	10	10
Change attributable to divestitures and deconsolidations	43	(2,854)	(2,357)	6	290	(4,872)
Deferred tax asset (liability)	(1,293)	(1,627)	775	(17)	(24)	(2,186)

Total other comprehensive income (loss)	1,229	2,293	(928)	94	275	2,963
Noncontrolling interests	2	99	80	-	-	181

Balance, December 31, 2010, net of tax	$(659)	$9,171	$(66)	$(34)	$(869)	$7,543

Change in unrealized appreciation of investments	55	5,463	-	-	-	5,518
Change in deferred acquisition costs adjustment and other(d)	11	(641)	-	-	-	(630)
Change in future policy benefits(e)	-	(2,302)	-	-	-	(2,302)
Change in foreign currency translation adjustments	-	-	(97)	-	-	(97)
Change in net derivative losses arising from cash flow hedging activities	-	-	-	51	-	51
Net actuarial loss	-	-	-	-	(752)	(752)
Prior service credit	-	-	-	-	387	387
Change attributable to divestitures and deconsolidations	23	(3,643)	(1,681)	-	260	(5,041)
Deferred tax asset (liability)	(163)	(362)	786	(34)	35	262

Total other comprehensive income (loss)	(74)	(1,485)	(992)	17	(70)	(2,604)
Acquisition of noncontrolling interest	-	45	66	-	(18)	93
Noncontrolling interests	3	(160)	36	-	-	(121)

Balance, December 31, 2011, net of tax	$(736)	$7,891	$(1,028)	$(17)	$(957)	$5,153

(a)
Includes the cumulative effect of the adoption on April 1, 2009 for other-than-temporary impairments, which reduced accumulated other comprehensive income by $9.5 billion. Also includes the cumulative effect of the retrospective adoption of the standard for acquisition costs, which reduced accumulated other comprehensive income by $0.4 billion. See Note 2 to the Consolidated Financial Statements.

(b)
Adjustment to reflect adoption of the other-than-temporary impairment accounting standard.

(c)
AIG adopted the standard on the consolidation of variable interest entities on January 1, 2010. The adoption decreased accumulated other comprehensive income as a result of the consolidation of previously unconsolidated VIEs.

(d)
Includes the pre-tax adjustment to Accumulated other comprehensive income related to a $152 million reduction of deferred acquisition costs as a consequence of the recognition of additional policyholder benefit reserves disclosed below.

(e)
The adjustment to policyholder benefit reserves assumes that the unrealized appreciation on available for sale securities is actually realized and that the proceeds are reinvested at lower yields.

    As a result of divestitures in 2010, $1.8 billion of Foreign currency cumulative translation adjustment and $6.1 billion of Unrealized appreciation of investments were transferred to earnings as net gain on sale.

NONCONTROLLING INTERESTS

    In connection with the execution of its orderly asset disposition plan, as well as the repayment of the FRBNY Credit Facility, AIG transferred two of its wholly-owned businesses, AIA and ALICO, to two newly created SPVs in exchange for all the common and preferred interests of those SPVs. On December 1, 2009, AIG transferred the preferred interests in the SPVs to the FRBNY in consideration for a $25 billion reduction of the outstanding loan balance and of the maximum amount of credit available under the FRBNY Credit Facility and amended the terms of the FRBNY Credit Facility. As part of the closing of the Recapitalization, the remaining preferred interests, with an aggregate liquidation preference of approximately $20.3 billion at January 14, 2011, were purchased from the FRBNY by AIG and transferred to the Department of the Treasury as part of the consideration for the exchange of the Series F Preferred Stock. Under the terms of the SPVs' limited liability company agreements, the SPVs generally may not distribute funds to AIG until the liquidation preferences and preferred returns on the preferred interests have been repaid in full and concurrent distributions have been made on certain participating returns attributable to the preferred interests.

    The common interests, which were retained by AIG, entitle AIG to 100 percent of the voting power of the SPVs. The voting power allows AIG to elect the boards of managers of the SPVs, who oversee the management and operation of the SPVs. Primarily due to the substantive participation rights of the preferred interests, the SPVs were determined to be variable interest entities. As the primary beneficiary of the SPVs, AIG consolidates the SPVs.

    The rights originally held by the FRBNY through its ownership of the SPV Preferred Interests are now held by the Department of the Treasury. In connection with the Recapitalization, AIG agreed to cause the proceeds of certain asset dispositions to be used to pay down the remaining SPV Preferred Interests.

    For the years ended December 31, 2010 and 2009, the Noncontrolling interests balance declined by $2.2 billion and $4.4 billion. In 2009, this decline reflected the deconsolidation of Transatlantic in the second quarter of 2009 following the public offering of 29.9 million shares of Transatlantic common stock, after which AIG retained 13.9 percent of Transatlantic common stock outstanding. AIG also restructured certain relationships within the Institutional Asset Management business in 2009, resulting in the deconsolidation of a subsidiary and a related decline in goodwill of $476 million and noncontrolling interests of $1.9 billion for the year ended December 31, 2009, due to the deconsolidation of certain entities.

    As a result of the closing of the Recapitalization on January 14, 2011, the SPV Preferred Interests held by the Department of the Treasury are not considered permanent equity on AIG's Consolidated Balance Sheet, and were classified as redeemable non-controlling interests. As part of the Recapitalization, AIG used approximately $6.1 billion of the cash proceeds from the sale of ALICO to pay down a portion of the liquidation preference of the SPV Preferred Interests. The liquidation preference of the SPV Preferred Interests was further reduced by approximately $12.4 billion using proceeds from the sale of AIG Star, AIG Edison, Nan Shan, and MetLife securities received in the sale of ALICO. During the first quarter of 2011, the remaining liquidation preference of the Preferred Interests in the ALICO SPV was paid in full. See Note 16(d) herein for a discussion of indemnity payments made to MetLife pursuant to the terms of the ALICO stock purchase agreement.

The following table presents a rollforward of non-controlling interests:

	Redeemable Noncontrolling interests
				Non-redeemable Noncontrolling interests
	Held by Department of Treasury
(in millions)		Other	Total	Held by FRBNY	Other	Total

Year Ended December 31, 2011
Balance, beginning of year	$-	$434	$434	$26,358	$1,562	$27,920

Repurchase of SPV preferred interests in connection with Recapitalization	-	-	-	(26,432)	-	(26,432)
Exchange of consideration for preferred stock in connection with Recapitalization	20,292	-	20,292	-	-	-
Repayment to Department of the Treasury	(12,425)	-	(12,425)	-	-	-
Net distributions	-	(21)	(21)	-	(8)	(8)
Consolidation (deconsolidation)	-	(307)	(307)	-	(123)	(123)
Acquisition of noncontrolling interest	-	-	-	-	(489)	(489)
Comprehensive income:
Net income (loss)	560	(8)	552	74	82	156
Accumulated other comprehensive loss, net of tax:
Unrealized losses on investments	-	(2)	(2)	-	(155)	(155)
Foreign currency translation adjustments	-	-	-	-	36	36

Total accumulated other comprehensive loss, net of tax	-	(2)	(2)	-	(119)	(119)

Total comprehensive income (loss)	560	(10)	550	74	(37)	37

Other	-	-	-	-	(50)	(50)

Balance, end of year	$8,427	$96	$8,523	$-	$855	$855

Year Ended December 31, 2010
Balance, beginning of year	$-	$959	$959	$24,540	$3,712	$28,252

Net contributions	-	469	469	-	78	78
Consolidation (deconsolidation)	-	265	265	-	(2,740)	(2,740)
Comprehensive income:
Net income	-	73	73	1,818	336	2,154
Accumulated other comprehensive income, net of tax:
Unrealized gains on investments	-	7	7	-	93	93
Foreign currency translation adjustments	-	(2)	(2)	-	83	83

Total accumulated other comprehensive income, net of tax	-	5	5	-	176	176

Total comprehensive income	-	78	78	1,818	512	2,330

Deconsolidation of AIA	-	(1,337)	(1,337)	-	-	-
Other

Balance, end of year	$-	$434	$434	$26,358	$1,562	$27,920

EARNINGS (LOSS) PER SHARE (EPS)

    Basic and diluted earnings (loss) per share are based on the weighted average number of common shares outstanding, adjusted to reflect all stock dividends and stock splits. Diluted earnings per share is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of common shares for all dilutive potential common shares outstanding, adjusted to reflect all stock dividends and stock splits. Basic earnings (loss) per share was not affected by outstanding stock purchase contracts. Diluted earnings per share is determined considering the potential dilution from outstanding stock purchase contracts using the treasury stock method and was not affected by the previously outstanding stock purchase contracts because they were not dilutive.

    In connection with the issuance of the Series C Preferred Stock, AIG applied the two-class method for calculating EPS. The two-class method is an earnings allocation method for computing EPS when a company's capital structure includes either two or more classes of common stock or common stock and participating securities. This method determines EPS based on dividends declared on common stock and participating securities (i.e., distributed earnings) as well as participation rights of participating securities in any undistributed earnings. The Series C Preferred Stock was retired as part of the Recapitalization on January 14, 2011.

    AIG applied the two-class method due to the participation rights of the Series C Preferred Stock through January 14, 2011. However, application of the two-class method had no effect on earnings per share for 2011 because AIG recognized a net loss attributable to AIG common shareholders from continuing operations, which is not applicable to participating stock for EPS, for 2011. Subsequent to January 14, 2011, AIG did not have any outstanding participating securities that subjected AIG to the two-class method.

The following table presents the computation of basic and diluted EPS:

Years Ended December 31, (dollars in millions, except per share data)	2011	2010	2009

Numerator for EPS:
Income (loss) from continuing operations	$18,863	$12,930	$(12,387)
Net income (loss) from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests	634	1,818	140
Other	55	355	(1,576)

Total net income (loss) from continuing operations attributable to noncontrolling interests	689	2,173	(1,436)

Net income (loss) attributable to AIG from continuing operations	18,174	10,757	(10,951)

Income (loss) from discontinued operations	$2,467	$(645)	$2,661
Net income from discontinued operations attributable to noncontrolling interests	19	54	72

Net income (loss) attributable to AIG from discontinued operations	2,448	(699)	2,589

Cumulative dividends on AIG Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share	-	-	(1,204)
Deemed dividend to AIG Series D Preferred Stock exchanged for the Series E Preferred Stock	-	-	(91)
Deemed dividends to AIG Series E and F Preferred Stock	(812)	-	-
(Income) loss allocated to the Series C Preferred Stock – continuing operations	-	(8,569)	-

Net income (loss) attributable to AIG common shareholders from continuing operations, applicable to common stock for EPS	17,362	2,188	(12,246)

(Income) loss allocated to the Series C Preferred Stock – discontinued operations	-	557	-

Net income (loss) attributable to AIG common shareholders from discontinued operations, applicable to common stock for EPS	$2,448	$(142)	$2,589

Denominator for EPS:
Weighted average shares outstanding – basic	1,799,385,757	136,585,844	135,324,896
Dilutive shares	72,740	63,436	-

Weighted average shares outstanding – diluted*	1,799,458,497	136,649,280	135,324,896

EPS attributable to AIG common shareholders:
Basic:
Income (loss) from continuing operations	$9.65	$16.02	$(90.51)
Income (loss) from discontinued operations	$1.36	$(1.04)	$19.14
Diluted:
Income (loss) from continuing operations	$9.65	$16.02	$(90.51)
Income (loss) from discontinued operations	$1.36	$(1.04)	$19.14

*
Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans, and the warrants issued to the Department of the Treasury in 2009, and warrants issued to the shareholders in January 2011. The number of shares excluded from diluted shares outstanding were 76 million, 11 million and 12 million for the years ended December 31, 2011, 2010 and 2009, respectively, because the effect would have been anti-dilutive.

    Deemed dividends represent the excess of (i) the fair value of the consideration transferred to the Department of the Treasury, which consists of 1,092,169,866 shares of AIG Common Stock, $20.2 billion of redeemable SPV Preferred Interests, and a liability for a commitment by AIG to pay the Department of the Treasury's costs to dispose of all of its shares, over (ii) the carrying value of the Series E and F Preferred Stock. The fair value of the AIG Common Stock issued for the Series C Preferred Stock over the carrying value of the Series C Preferred Stock is not a deemed dividend because the Series C Preferred Stock was contingently convertible into the 562,868,096 shares of AIG Common Stock for which it was exchanged. See Note 1 herein for further discussion of shares exchanged in connection with the Recapitalization.